Putnam Investments
                                                 One Post Office Square
                                                 Boston, MA 02109
                                                 December 11, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Funds Trust (the "Trust")
    Putnam International Core Fund (Reg. No. 333-515) (811-7513) (the "Fund") Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 37 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 1, 2000.

Comments or questions concerning this certificate may be directed to Greg Pickard at 1-800-225-2465, ext. 17122.

                                        Very truly yours,

                                        Putnam International Core Fund

                                        /s/ Gordon H. Silver
                                    By: ---------------------
                                        Gordon H. Silver
                                        Vice President

cc: John Towers